Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Aerospace & Defense - 3.7%
Mercury Systems, Inc. (a)	12,572	$878,657
TAT Technologies Ltd. (a)	24,029	923,194
VSE Corp.	5,642	1,016,632
		2,818,483

Air Freight & Logistics - 1.3%
GXO Logistics, Inc. (a)	19,376	983,138

Banks - 10.0%
Ameris Bancorp	18,428	1,396,105
Banc of California, Inc.	66,702	1,229,985
Bancorp, Inc. (a)	13,986	896,083
Dime Community Bancshares, Inc.	35,244	999,168
FB Financial Corp.	19,141	1,069,216
Popular, Inc.	7,887	904,718
Texas Capital Bancshares, Inc. (a)	12,219	1,101,787
		7,597,062

Biotechnology - 3.3%
Mirum Pharmaceuticals, Inc. (a)	18,941	1,383,640
TG Therapeutics, Inc. (a)	33,873	1,126,616
		2,510,256

Building Products - 1.5%
Modine Manufacturing Co. (a)	6,972	1,130,370

Capital Markets - 2.7%
GCM Grosvenor, Inc. - Class A	35,122	385,640
Lazard, Inc.	16,707	843,704
Perella Weinberg Partners	44,790	817,865
		2,047,209

Chemicals - 2.5%
ASP Isotopes, Inc. (a)	48,094	299,144
Chemours Co.	81,434	1,041,541
HB Fuller Co.	9,274	540,489
		1,881,174

Communications Equipment - 3.8%
Applied Optoelectronics, Inc. (a)	40,147	1,075,137
Calix, Inc. (a)	14,655	809,982
Extreme Networks, Inc. (a)	58,714	1,027,495
		2,912,614

Construction & Engineering - 2.4%
Centuri Holdings, Inc. (a)	16,877	379,564
Dycom Industries, Inc. (a)	3,914	1,415,028
		1,794,592

Construction Materials - 1.3%
Knife River Corp. (a)	13,441	1,005,925

Consumer Finance - 1.0%
OneMain Holdings, Inc.	12,814	794,853

Consumer Staples Distribution & Retail - 1.2%
Chefs' Warehouse, Inc. (a)	15,306	938,564

Diversified Telecommunication Services - 1.9%
Lumen Technologies, Inc. (a)	145,465	1,179,721
Uniti Group, Inc. (a)	38,798	247,144
		1,426,865

Electronic Equipment, Instruments & Components - 2.2%
Itron, Inc. (a)	7,165	709,621
Ouster, Inc. (a)	41,856	961,014
		1,670,635

Energy Equipment & Services - 5.8%
National Energy Services Reunited Corp. (a)	36,473	508,434
Select Water Solutions, Inc.	76,140	769,014
Solaris Energy Infrastructure, Inc.	17,814	853,113
Transocean Ltd. (a)	212,186	935,740
Weatherford International PLC	18,513	1,384,772
		4,451,073

Financial Services - 1.1%
NCR Atleos Corp. (a)	21,734	805,679

Ground Transportation - 1.1%
RXO, Inc. (a)	63,820	843,700

Health Care Equipment & Supplies - 2.0%
Alphatec Holdings, Inc. (a)	68,080	1,535,204

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	25,758	443,038
RadNet, Inc. (a)	17,869	1,479,374
		1,922,412

Health Care Technology - 1.4%
Waystar Holding Corp. (a)	29,130	1,075,188

Hotel & Resort REITs - 1.0%
Ryman Hospitality Properties, Inc.	8,213	783,767

Hotels, Restaurants & Leisure - 13.5%
Boyd Gaming Corp.	11,289	940,374
Caesars Entertainment, Inc. (a)	47,713	1,110,281
First Watch Restaurant Group, Inc. (a)	72,078	1,337,768
Genius Sports Ltd. (a)	94,053	947,114
Life Time Group Holdings, Inc. (a)	31,699	885,036
Lindblad Expeditions Holdings, Inc. (a)	62,494	751,803
Penn Entertainment, Inc. (a)	102,966	1,528,015
Pursuit Attractions and Hospitality, Inc. (a)	24,830	852,414
Rush Street Interactive, Inc. (a)	55,186	1,017,630
United Parks & Resorts, Inc. (a)	25,988	937,907
		10,308,342

Machinery - 2.1%
Astec Industries, Inc.	13,566	600,431
Gates Industrial Corp. PLC (a)	44,330	1,008,951
		1,609,382

Media - 5.7%
EW Scripps Co. - Class A (a)	222,015	939,123
Gray Media, Inc.	186,823	919,169
Magnite, Inc. (a)	43,398	637,517
Nexstar Media Group, Inc.	6,340	1,218,168
Stagwell, Inc. (a)	121,328	650,318
		4,364,295

Metals & Mining - 1.5%
Eldorado Gold Corp. (a)	35,368	1,107,372

Oil, Gas & Consumable Fuels - 3.9%
California Resources Corp.	18,447	881,398
Gulfport Energy Corp. (a)	6,097	1,356,521
Northern Oil & Gas, Inc.	31,167	697,829
		2,935,748

Pharmaceuticals - 5.0%
Amneal Pharmaceuticals, Inc. (a)	64,706	810,119
ANI Pharmaceuticals, Inc. (a)	6,597	559,756
Harrow, Inc. (a)	25,121	1,049,555
Ligand Pharmaceuticals, Inc. (a)	6,942	1,410,476
		3,829,906

Professional Services - 1.9%
Amentum Holdings, Inc. (a)	50,035	1,432,502

Real Estate Management & Development - 1.6%
Newmark Group, Inc. - Class A	71,379	1,240,567

Semiconductors & Semiconductor Equipment - 2.5%
ACM Research, Inc. - Class A (a)	29,126	973,100
Camtek Ltd./Israel (a)	8,517	896,797
		1,869,897

Software - 4.1%
Agilysys, Inc. (a)	8,833	1,086,106
Opera Ltd. - ADR	36,092	491,573
SimilarWeb Ltd. (a)	84,916	664,892
Zeta Global Holdings Corp. - Class A (a)	47,312	863,444
		3,106,015

Specialty Retail - 1.5%
RealReal, Inc. (a)	80,461	1,165,075

Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	4,586	388,709

Trading Companies & Distributors - 1.4%
DNOW, Inc. (a)	73,392	1,024,552
TOTAL COMMON STOCKS (Cost $66,182,207)		75,311,125

TOTAL INVESTMENTS - 98.9% (Cost $66,182,207)		75,311,125
Other Assets in Excess of Liabilities - 1.1%		866,868
TOTAL NET ASSETS - 100.0%		$76,177,993

Percentages are stated as a percent of net assets. -%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Penn Capital Special Situations Small Cap Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$75,311,125	$–	$–	$75,311,125
Total Investments	$75,311,125	$–	$–	$75,311,125

Refer to the Schedule of Investments for further disaggregation of investment categories.